DISPOSAL OF SUBSIDIARIES	9 Months Ended
Sep. 30, 2020
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

16. DISPOSAL OF SUBSIDIARIES

In the nine months ended September 30, 2020, the Company sold 100% of its equity interest in several subsidiaries with minimal business operations to third parties. The disposals were not a strategic shift of the business and would not have a  major impact on Ambow’s business, therefore the disposals did not qualify as discontinued operations. The Company recognized gain from the disposal of those subsidiaries in a collective amount of RMB nil and RM 752 in the nine months ended September 30, 2019 and 2020, respectively.